Carillon Eagle Growth & Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Aerospace & Defense - 3.1%
RTX Corp.	98,591	$16,497,232

Banks - 11.7%
Bank of America Corp.	163,141	8,416,444
JPMorgan Chase & Co.	83,793	26,430,826
The PNC Financial Services Group, Inc.	82,638	16,604,454
Wells Fargo & Co.	135,054	11,320,226
		62,771,950

Beverages - 2.6%
The Coca-Cola Co.	213,524	14,160,912

Biotechnology - 2.9%
AbbVie, Inc.	67,204	15,560,414

Building Products - 0.8%
Carrier Global Corp.	68,150	4,068,555

Capital Markets - 5.8%
Blackrock, Inc.	11,888	13,859,862
The Goldman Sachs Group, Inc.	21,388	17,032,334
		30,892,196

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	363,188	10,256,429

Electric Utilities - 4.5%
Duke Energy Corp.	132,382	16,382,272
NextEra Energy, Inc.	103,177	7,788,832
		24,171,104

Electrical Equipment - 6.7%
Eaton Corp. PLC	44,483	16,647,763
Emerson Electric Co.	73,793	9,680,165
Rockwell Automation, Inc.	27,181	9,500,575
		35,828,503

Electronic Equipment, Instruments & Components - 2.9%
Corning, Inc.	192,225	15,768,217

Energy Equipment & Services - 0.8%
Baker Hughes Co.	84,109	4,097,791

Food Products - 1.8%
Mondelez International, Inc. - Class A	152,573	9,531,235

Ground Transportation - 1.0%
Union Pacific Corp.	23,716	5,605,751

Health Care Equipment & Supplies - 5.3%
Abbott Laboratories	108,923	14,589,147
Medtronic PLC	143,426	13,659,892
		28,249,039

Health Care Providers & Services - 1.6%
UnitedHealth Group, Inc.	24,206	8,358,332

Hotels, Restaurants & Leisure - 4.7%
McDonald's Corp.	59,017	17,934,676
Starbucks Corp.	83,820	7,091,172
		25,025,848

Household Products - 3.3%
The Procter & Gamble Co.	114,399	17,577,406

IT Services - 4.3%
Accenture PLC - Class A	39,030	9,624,798
International Business Machines Corp.	48,252	13,614,784
		23,239,582

Machinery - 1.1%
Deere & Co.	13,455	6,152,433

Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.	69,361	10,771,070
The Williams Cos, Inc.	228,090	14,449,501
		25,220,571

Pharmaceuticals - 1.9%
AstraZeneca PLC - ADR	132,947	10,199,694

Semiconductors & Semiconductor Equipment - 7.5%
Analog Devices, Inc.	49,906	12,261,904
Broadcom, Inc.	55,908	18,444,608
Lam Research Corp.	69,754	9,340,061
		40,046,573

Software - 6.8%
Microsoft Corp.	51,498	26,673,389
Oracle Corp.	35,352	9,942,397
		36,615,786

Specialized REITs - 1.1%
Equinix, Inc.	7,782	6,095,174

Specialty Retail - 7.4%
Dick's Sporting Goods, Inc.	31,060	6,902,153
The Home Depot, Inc.	28,938	11,725,389
The TJX Cos, Inc.	92,093	13,311,122
Tractor Supply Co.	138,024	7,849,425
		39,788,089

Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	368,195	9,042,869

Wireless Telecommunication Services - 2.2%
T-Mobile US, Inc.	49,863	11,936,205
TOTAL COMMON STOCKS (Cost $339,709,311)		536,757,890

TOTAL INVESTMENTS - 100.1% (Cost $339,709,311)		536,757,890
Liabilities in Excess of Other Assets - (0.1)%		(382,442)
TOTAL NET ASSETS - 100.0%		$536,375,448
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)
Carillon Eagle Growth & Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$536,757,890	$–	$–	$536,757,890
Total Investments	$536,757,890	$–	$–	$536,757,890

Refer to the Schedule of Investments for further disaggregation of investment categories.